RISK MANAGEMENT - Effects of Covid-19 on credit risk (Details) $ in Billions, $ in Billions	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2021 COP ($) item	Dec. 31, 2021 COP ($) item	Dec. 31, 2021 USD ($)	Sep. 30, 2021	Dec. 31, 2020 item
RISK MANAGEMENT
Increase in Central Bank monetary policy rate		0.50%
Central Bank monetary policy rate	3.00%	3.00%		2.50%
Annual inflation rate	5.62%	5.62%
Increase (decrease) in asset purchases by the Fed			$ (15)
Local Fixed Income, Trading Volume	$ 27.3	$ 27.3
Percentage increase (decrease) in monthly trading volume of local fixed assets	(35.70%)		63.00%
Credit risk | COVID-19
RISK MANAGEMENT
Consumer confidence index (percentage)			(7.00%)
Percentage increase in consumer confidence			5.60%
Credit risk | COVID-19 | COLCAP Stock Index
RISK MANAGEMENT
Percentage increase (decrease) in COLCAP stock index			(1.87%)
Index value | item	1,410.97	1,410.97			1,437.89